UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2008

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)

September 30, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 85.8%
CONSUMER DISCRETIONARY — 15.6%
Auto Components — 1.3%
150,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$123,750
165,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	88,275
	Visteon Corp., Senior Notes:
211,000	8.250% due 8/1/10	176,185
258,000	12.250% due 12/31/16 (a)	156,090
	Total Auto Components	544,300
Automobiles — 1.3%
	Ford Motor Co., Debentures:
100,000	8.875% due 1/15/22	46,000
125,000	8.900% due 1/15/32	56,875
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	159,300
715,000	Senior Debentures, 8.375% due 7/15/33	289,575
	Total Automobiles	551,750
Diversified Consumer Services — 0.7%
240,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	193,200
	Service Corp. International, Senior Notes:
55,000	7.625% due 10/1/18	49,500
60,000	7.500% due 4/1/27	46,200
	Total Diversified Consumer Services	288,900
Hotels, Restaurants & Leisure — 3.4%
	Boyd Gaming Corp., Senior Subordinated Notes:
25,000	6.750% due 4/15/14	18,062
40,000	7.125% due 2/1/16	27,900
200,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	3,000
250,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	148,750
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	145,000
60,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	54,900
130,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	94,900
105,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	100,800
130,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	89,050
245,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	167,825
	MGM MIRAGE Inc.:
45,000	Notes, 6.750% due 9/1/12	35,438
	Senior Notes:
10,000	6.625% due 7/15/15	7,000
30,000	7.500% due 6/1/16	22,050
80,000	7.625% due 1/15/17	58,000
196,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	199,430
105,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	72,450
75,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	54,375
	Station Casinos Inc.:
	Senior Notes:
110,000	6.000% due 4/1/12	62,150
90,000	7.750% due 8/15/16	49,275
	Senior Subordinated Notes:
175,000	6.500% due 2/1/14	52,500

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 3.4% (continued)
20,000	6.625% due 3/15/18	$5,400
	Total Hotels, Restaurants & Leisure	1,468,255
Household Durables — 1.3%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	18,300
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (c)(e)(f)	0
30,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	25,125
230,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	226,550
260,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	250,900
65,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	58,825
	Total Household Durables	579,700
Internet & Catalog Retail — 0.3%
15,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	13,575
100,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	94,500
	Total Internet & Catalog Retail	108,075
Media — 5.3%
	Affinion Group Inc.:
35,000	Senior Notes, 10.125% due 10/15/13	33,075
290,000	Senior Subordinated Notes, 11.500% due 10/15/15	271,150
726,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	482,790
90,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	76,050
65,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	38,675
70,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	40,950
280,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	273,000
	CSC Holdings Inc.:
20,000	Senior Debentures, 8.125% due 8/15/09	19,850
	Senior Notes:
70,000	8.125% due 7/15/09	69,475
105,000	6.750% due 4/15/12	96,731
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	51,150
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	121,388
60,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	59,550
	EchoStar DBS Corp., Senior Notes:
60,000	6.625% due 10/1/14	48,300
60,000	7.750% due 5/31/15	51,150
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	123,200
350,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	97,125
140,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	55,300
50,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	30,750
	TL Acquisitions Inc.:
190,000	Senior Notes, 10.500% due 1/15/15 (a)	151,050
150,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	101,250
	Total Media	2,291,959
Multiline Retail — 1.3%
225,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	209,250
	Neiman Marcus Group Inc.:
30,000	7.125% due 6/1/28	21,900

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Multiline Retail — 1.3% (continued)
395,000	Senior Notes, 9.000% due 10/15/15 (b)	$332,788
	Total Multiline Retail	563,938
Specialty Retail — 0.7%
30,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	26,250
165,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	118,800
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	78,000
	Michaels Stores Inc.:
105,000	Senior Notes, 10.000% due 11/1/14	66,675
70,000	Senior Subordinated Bonds, 11.375% due 11/1/16	33,425
	Total Specialty Retail	323,150
	TOTAL CONSUMER DISCRETIONARY	6,720,027
CONSUMER STAPLES — 1.2%
Food Products — 0.6%
	Dole Food Co. Inc., Senior Notes:
35,000	8.625% due 5/1/09	33,600
190,000	7.250% due 6/15/10	168,150
50,000	8.875% due 3/15/11	42,250
30,000	Stater Brothers Holdings Inc., 7.750% due 4/15/15	28,200
	Total Food Products	272,200
Household Products — 0.2%
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	96,863
Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
35,000	8.500% due 5/15/12	32,550
120,000	11.000% due 5/15/12	118,200
	Total Tobacco	150,750
	TOTAL CONSUMER STAPLES	519,813
ENERGY — 11.7%
Energy Equipment & Services — 0.4%
110,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	105,050
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	52,800
	Total Energy Equipment & Services	157,850
Oil, Gas & Consumable Fuels — 11.3%
170,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	160,650
345,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	315,675
	Chesapeake Energy Corp., Senior Notes:
95,000	6.625% due 1/15/16	85,738
75,000	6.500% due 8/15/17	66,000
140,000	7.250% due 12/15/18	129,500
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	52,800
94,851	Corral Finans AB, Senior Secured Subordinated Bonds, 4.291% due 4/15/10 (a)(b)(d)	77,778
	El Paso Corp.:
	Medium-Term Notes:
230,000	7.800% due 8/1/31	194,929
300,000	7.750% due 1/15/32	252,586
200,000	Notes, 7.875% due 6/15/12	197,829
	Enterprise Products Operating LP:
110,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	102,109
75,000	Subordinated Notes, 7.034% due 1/15/68 (d)	60,563

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 11.3% (continued)
250,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$237,500
40,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	37,000
245,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	219,887
100,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	86,500
140,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	107,100
		Mariner Energy Inc., Senior Notes:
85,000		7.500% due 4/15/13	75,650
45,000		8.000% due 5/15/17	38,250
100,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	95,500
45,000		OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	40,050
135,000		Parallel Petroleum Corp., 10.250% due 8/1/14	122,175
255,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	234,801
		Petrohawk Energy Corp., Senior Notes:
105,000		9.125% due 7/15/13	99,225
40,000		7.875% due 6/1/15 (a)	35,000
		Petroplus Finance Ltd.:
75,000		6.750% due 5/1/14 (a)	63,750
100,000		Senior Note, 7.000% due 5/1/17 (a)	83,500
500,000		SandRidge Energy Inc., 8.625% due 4/1/15 (a)(b)	450,000
335,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	35,175
100,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	97,500
40,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	34,600
150,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	152,250
200,000		VeraSun Energy Corp., 9.375% due 6/1/17	80,000
115,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	92,575
		Whiting Petroleum Corp., Senior Subordinated Notes:
135,000		7.250% due 5/1/12	125,887
100,000		7.000% due 2/1/14	85,500
		Williams Cos. Inc.:
365,000		Notes, 7.875% due 9/1/21	365,733
100,000		Senior Notes, 7.625% due 7/15/19	98,678
		Total Oil, Gas & Consumable Fuels	4,889,943
		TOTAL ENERGY	5,047,793
FINANCIALS — 9.8%
Capital Markets — 0.2%
100,000		Morgan Stanley, Senior Notes, 3.875% due 1/15/09	92,008
Commercial Banks — 2.9%
310,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	230,175
		HSBC Bank PLC:
256,298		7.000% due 11/1/11 (f)	226,972
1,224,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10	43,895
290,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	175,450
140,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(d)	96,775
3,730,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(f)	142,314
		Russian Agricultural Bank, Loan Participation Notes:
70,000		7.175% due 5/16/13 (a)	59,514
140,000		6.299% due 5/15/17 (a)	100,296
		TuranAlem Finance BV, Bonds:
160,000		8.250% due 1/22/37 (a)	90,000
120,000		8.250% due 1/22/37 (a)	67,500
		Total Commercial Banks	1,232,891

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Consumer Finance — 3.7%
140,000	AmeriCredit Corp., 8.500% due 7/1/15	$117,600
	Ford Motor Credit Co.:
100,000	Notes, 7.875% due 6/15/10	76,360
	Senior Notes:
257,000	8.069% due 6/15/11 (d)	187,236
70,000	5.538% due 1/13/12 (d)	44,813
850,000	12.000% due 5/15/15	649,306
900,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	339,962
300,000	SLM Corp., 8.450% due 6/15/18	204,291
	Total Consumer Finance	1,619,568
Diversified Financial Services — 2.3%
100,000	Capmark Financial Group Inc., 5.875% due 5/10/12	49,884
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	89,925
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	101,763
50,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 7.304% due 11/15/14 (d)	36,250
	Leucadia National Corp., Senior Notes:
120,000	8.125% due 9/15/15	117,300
40,000	7.125% due 3/15/17	36,600
	Residential Capital LLC:
246,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	60,270
257,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	142,635
100,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	70,250
115,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.530% due 10/1/15	100,050
205,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	198,850
	Total Diversified Financial Services	1,003,777
Insurance — 0.1%
290,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	46,479
Real Estate Investment Trusts (REITs) — 0.1%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,025
35,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	33,250
	Total Real Estate Investment Trusts (REITs)	37,275
Real Estate Management & Development — 0.5%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	47,775
	Realogy Corp.:
30,000	10.500% due 4/15/14	13,350
195,000	11.000% due 4/15/14 (b)	75,563
195,000	Senior Subordinated Notes, 12.375% due 4/15/15	67,275
	Total Real Estate Management & Development	203,963
	TOTAL FINANCIALS	4,235,961
HEALTH CARE — 6.4%
Health Care Equipment & Supplies — 0.7%
120,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	105,000
	Biomet Inc.:
60,000	10.375% due 10/15/17 (b)	59,700

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Health Care Equipment & Supplies — 0.7% (continued)
150,000	11.625% due 10/15/17	$151,500
	Total Health Care Equipment & Supplies	316,200
Health Care Providers & Services — 5.6%
265,000	CRC Health Corp., 10.750% due 2/1/16	205,375
	DaVita Inc.:
90,000	Senior Notes, 6.625% due 3/15/13	85,950
145,000	Senior Subordinated Notes, 7.250% due 3/15/15	138,475
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	92,194
205,000	Notes, 6.375% due 1/15/15	162,463
5,000	Senior Notes, 6.250% due 2/15/13	4,200
	Senior Secured Notes:
145,000	9.250% due 11/15/16	141,375
365,000	9.625% due 11/15/16 (b)	347,662
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	190,000
	Tenet Healthcare Corp., Senior Notes:
170,000	6.375% due 12/1/11	157,675
90,000	6.500% due 6/1/12	83,700
200,000	7.375% due 2/1/13	183,000
165,000	9.875% due 7/1/14	161,700
	Universal Hospital Services Inc.:
50,000	6.303% due 6/1/15 (d)	44,250
190,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	178,125
343,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	264,110
	Total Health Care Providers & Services	2,440,254
Pharmaceuticals — 0.1%
465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	24,412
	TOTAL HEALTH CARE	2,780,866
INDUSTRIALS — 13.5%
Aerospace & Defense — 1.8%
110,000	BE Aerospace Inc., 8.500% due 7/1/18	106,975
130,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	136,500
460,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	418,600
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (e)(f)	0
90,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	88,875
	Total Aerospace & Defense	750,950
Airlines — 2.1%
	Continental Airlines Inc., Pass-Through Certificates:
65,588	8.312% due 4/2/11 (f)	58,538
65,000	7.339% due 4/19/14	43,225
350,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	327,250
	Delta Air Lines Inc.:
101,647	8.954% due 8/10/14	78,777
	Pass-Through Certificates:
87,189	6.619% due 3/18/11	82,829
258,000	7.111% due 9/18/11	238,005
90,000	7.711% due 9/18/11	73,800
	Total Airlines	902,424

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Building Products — 2.1%
	Associated Materials Inc.:
305,000	Senior Discount Notes, step bond to yield 13.986% due 3/1/14	$198,250
210,000	Senior Subordinated Notes, 9.750% due 4/15/12	207,900
	GTL Trade Finance Inc.:
130,000	7.250% due 10/20/17 (a)	126,903
139,000	7.250% due 10/20/17 (a)	133,488
110,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (a)	97,350
285,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.024% due 3/1/14	123,975
	Total Building Products	887,866
Commercial Services & Supplies — 3.5%
425,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	415,437
90,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	77,850
	DynCorp International LLC/DIV Capital Corp.:
160,000	9.500% due 2/15/13 (a)	158,000
355,000	Senior Subordinated Notes, 9.500% due 2/15/13	347,900
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	128,125
240,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	183,000
260,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	214,500
	Total Commercial Services & Supplies	1,524,812
Construction & Engineering — 0.5%
150,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	140,062
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	91,250
	Total Construction & Engineering	231,312
Electrical Equipment — 0.1%
20,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	17,000
Industrial Conglomerates — 0.3%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(e)(f)	0
	Sequa Corp., Senior Notes:
80,000	11.750% due 12/1/15 (a)	67,600
82,700	13.500% due 12/1/15 (a)(b)	69,882
	Total Industrial Conglomerates	137,482
Machinery — 0.1%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	53,400
Road & Rail — 1.8%
490,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	411,600
	Kansas City Southern de Mexico, Senior Notes:
255,000	9.375% due 5/1/12	261,375
100,000	7.625% due 12/1/13	96,000
25,000	7.375% due 6/1/14	24,000
	Total Road & Rail	792,975
Trading Companies & Distributors — 0.9%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	90,825
135,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	100,575
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	211,975
	Total Trading Companies & Distributors	403,375

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
230,000	10.554% due 5/15/15 (a)(d)	$72,450
115,000	12.500% due 5/15/17 (a)	38,525
	Total Transportation Infrastructure	110,975
	TOTAL INDUSTRIALS	5,812,571
INFORMATION TECHNOLOGY — 1.9%
Communications Equipment — 0.4%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	175,275
Electronic Equipment, Instruments & Components — 0.1%
55,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.875% due 10/15/14	37,125
IT Services — 1.0%
	Ceridian Corp.:
20,000	11.250% due 11/15/15 (a)	16,550
135,000	Senior Notes, 12.250% due 11/15/15 (a)(b)	110,363
150,000	First Data Corp., 9.875% due 9/24/15 (a)	117,937
	SunGard Data Systems Inc.:
100,000	Senior Notes, 9.125% due 8/15/13	90,500
125,000	Senior Subordinated Notes, 10.250% due 8/15/15	109,063
	Total IT Services	444,413
Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc., Senior Notes:
30,000	8.875% due 12/15/14	20,850
50,000	9.125% due 12/15/14 (b)	31,750
	Total Semiconductors & Semiconductor Equipment	52,600
Software — 0.3%
175,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	130,375
	TOTAL INFORMATION TECHNOLOGY	839,788
MATERIALS — 8.9%
Chemicals — 1.4%
350,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	159,250
115,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	99,475
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	155,250
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	166,075
	Total Chemicals	580,050
Containers & Packaging — 0.6%
60,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	54,600
55,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	46,750
100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
80,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	81,600
105,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	84,525
	Total Containers & Packaging	267,475
Metals & Mining — 3.6%
	Evraz Group SA, Notes:
100,000	8.875% due 4/24/13 (a)	76,500
100,000	9.500% due 4/24/18 (a)	72,500
180,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	177,565
60,000	Metals USA Holdings Corp., 8.791% due 7/1/12 (b)(d)	48,300
225,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	217,125
260,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (b)(d)	172,900
230,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	201,250

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Metals & Mining — 3.6% (continued)
405,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	$346,275
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	65,091
100,000	6.875% due 11/21/36	89,510
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	89,680
	Total Metals & Mining	1,556,696
Paper & Forest Products — 3.3%
	Abitibi-Consolidated Co. of Canada:
293,000	15.500% due 7/15/10 (a)	208,030
360,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	360,000
240,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	185,400
355,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12 (d)	319,500
74,182	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	66,022
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	167,000
160,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	130,400
	Total Paper & Forest Products	1,436,352
	TOTAL MATERIALS	3,840,573
TELECOMMUNICATION SERVICES — 8.1%
Diversified Telecommunication Services — 5.9%
	Axtel SAB de CV, Senior Notes:
250,000	7.625% due 2/1/17 (a)	222,925
10,000	7.625% due 2/1/17 (a)	8,942
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	17,875
	Citizens Communications Co.:
15,000	Debentures, 7.050% due 10/1/46	8,625
200,000	Senior Notes, 7.875% due 1/15/27	151,000
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	15,950
415,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16 (a)	388,025
	Level 3 Financing Inc.:
100,000	6.845% due 2/15/15 (d)	68,000
220,000	Senior Notes, 9.250% due 11/1/14	167,200
195,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	178,425
105,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	91,350
170,000	Qwest Corp., Debentures, 6.875% due 9/15/33	115,175
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	222,750
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	92,625
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	79,577
375,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	315,938
125,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	123,125
320,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	296,800
	Total Diversified Telecommunication Services	2,564,307
Wireless Telecommunication Services — 2.2%
130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	148,850
50,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	47,092
60,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	56,400
	Sprint Capital Corp., Senior Notes:
20,000	8.375% due 3/15/12	18,013
320,000	6.875% due 11/15/28	214,871

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Wireless Telecommunication Services — 2.2% (continued)
695,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	$472,600
	Total Wireless Telecommunication Services	957,826
	TOTAL TELECOMMUNICATION SERVICES	3,522,133
UTILITIES — 8.7%
Electric Utilities — 1.1%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	100,000
28,000	Enersis SA, Notes, 7.375% due 1/15/14	28,304
10,000	IPALCO Enterprises Inc., 7.250% due 4/1/16 (a)	9,600
410,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	349,525
	Total Electric Utilities	487,429
Gas Utilities — 0.6%
295,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	262,550
Independent Power Producers & Energy Traders — 7.0%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	100,500
340,000	8.000% due 10/15/17	308,550
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	132,300
160,000	Senior Notes, 7.750% due 6/1/19	128,800
70,000	Dynegy Inc., 7.670% due 11/8/16	63,525
	Edison Mission Energy, Senior Notes:
150,000	7.750% due 6/15/16	141,750
120,000	7.200% due 5/15/19	106,200
155,000	7.625% due 5/15/27	126,325
1,460,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	1,241,000
58,458	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	65,911
180,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	170,100
	NRG Energy Inc., Senior Notes:
85,000	7.250% due 2/1/14	79,050
360,000	7.375% due 2/1/16	324,900
30,000	7.375% due 1/15/17	27,375
	Total Independent Power Producers & Energy Traders	3,016,286
	TOTAL UTILITIES	3,766,265
	TOTAL CORPORATE BONDS & NOTES (Cost — $46,594,765)	37,085,790
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, 10.875% due 3/15/19 (c)(e)(f) (Cost - $493,317)	0
COLLATERALIZED SENIOR LOANS — 2.1%
CONSUMER DISCRETIONARY — 0.5%
Auto Components — 0.5%
244,093	Allison Transmission, Term Loan B, 5.531% due 8/7/14 (a)(d)	202,859
ENERGY — 0.8%
Energy Equipment & Services — 0.5%
242,054	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(d)(e)	233,582
Oil, Gas & Consumable Fuels — 0.3%
	Ashmore Energy International:

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 0.3% (continued)
16,243		Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (a)(d)	$14,944
118,460		Term Loan, 5.696% due 3/30/14 (a)(d)	108,983
		Total Oil, Gas & Consumable Fuels	123,927
		TOTAL ENERGY	357,509
MATERIALS — 0.8%
Containers & Packaging — 0.8%
550,002		Berry Plastics Corp., Senior Term Loan, 9.791% due 6/15/14 (a)(d)	330,001
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,149,247)	890,369
CONVERTIBLE BONDS & NOTES — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
60,000		Virgin Media Inc., 6.500% due 11/15/16 (a)	38,325
INDUSTRIALS — 0.2%
Marine — 0.2%
140,000		Horizon Lines Inc., 4.250% due 8/15/12	106,225
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $166,539)	144,550
SOVEREIGN BONDS — 4.6%
Argentina — 0.7%
		Republic of Argentina:
409,000		Bonds, 7.000% due 9/12/13 (f)	276,529
65,000		GDP Linked Securities, 1.330% due 12/15/35 (d)(f)	5,200
		Total Argentina	281,729
Brazil — 0.6%
527,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	245,376
Ecuador — 0.1%
75,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	54,750
Egypt — 0.3%
790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (a)(f)	122,929
Indonesia — 0.3%
		Republic of Indonesia:
539,000,000	IDR	10.250% due 7/15/22	46,155
342,000,000	IDR	11.000% due 9/15/25	30,346
378,000,000	IDR	10.250% due 7/15/27	31,302
408,000,000	IDR	9.750% due 5/15/37	31,245
		Total Indonesia	139,048
Panama — 0.6%
		Republic of Panama:
78,000		9.375% due 4/1/29	97,110
159,000		6.700% due 1/26/36	151,050
		Total Panama	248,160
Peru — 0.0%
		Republic of Peru:
14,000		Bonds, 6.550% due 3/14/37	12,915
8,000		Global Bonds, 7.350% due 7/21/25	8,000
		Total Peru	20,915

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Face Amount†	Security	Value
Turkey — 1.2%
	Republic of Turkey:
$12,000	7.000% due 6/5/20	$11,325
587,000	Notes, 6.875% due 3/17/36	519,495
	Total Turkey	530,820
Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
12,000	8.500% due 10/8/14	9,480
386,000	5.750% due 2/26/16	251,865
16,000	7.650% due 4/21/25	9,760
	Collective Action Securities:
53,000	9.375% due 1/13/34	36,968
28,000	Notes, 10.750% due 9/19/13	25,830
	Total Venezuela	333,903
	TOTAL SOVEREIGN BONDS (Cost — $2,428,643)	1,977,630

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (e)(f)*	0
Household Durables — 0.0%
429,302	Home Interiors & Gifts Inc. (e)(f)*	0
3,747	Mattress Discounters Corp. (e)(f)*	0
42	Mattress Holding Corp. (f)	0
	Total Household Durables	0
	TOTAL CONSUMER DISCRETIONARY	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1,091	Applied Extrusion Technologies Inc., Class B Shares (e)*	3,273
	TOTAL COMMON STOCKS (Cost — $439,446)	3,273
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
290	Bank of America Corp., 7.250% (Cost - $286,835)	243,020
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,000,000	Pillowtex Corp. (e)(f) (Cost - $0)	0
PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking Inc., Cummulative Exchange, 13.000% (c)(e)(f)*	0
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000% *	228
	TOTAL CONSUMER DISCRETIONARY	228

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

Shares		Security	Value
FINANCIALS — 0.4%
Diversified Financial Services — 0.4%
10,700		Preferred Plus, Trust, Series FRD-1, 7.400%	$85,065
14,800		Saturns, Series F 2003-5, 8.125%	103,600
		TCR Holdings Corp.:
803		Class B Shares, 0.000% (e)(f)*	0
442		Class C Shares, 0.000% (e)(f)*	0
1,165		Class D Shares, 0.000% (e)(f)*	0
2,410		Class E Shares, 0.000% (e)(f)*	0
		TOTAL FINANCIALS	188,665
		TOTAL PREFERRED STOCKS (Cost — $431,258)	188,893

Warrants
WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
6,723		Pillowtex Corp., Expires 11/24/09 (e)(f)* (Cost - $4,964)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $51,995,014)	40,533,525

Face Amount†
SHORT-TERM INVESTMENTS — 3.6%
Sovereign Bonds — 1.0%
		Bank Negara Malaysia Islamic Notes:
120,000	MYR	Zero coupon bond to yield 3.452% due 10/7/08	34,839
25,000	MYR	Zero coupon bond to yield 3.488% due 11/27/08	7,224
		Bank Negara Malaysia Monetary Notes:
17,000	MYR	Zero coupon bond to yield 3.442% due 10/7/08	4,935
330,000	MYR	Zero coupon bond to yield 3.286% due 10/21/08	95,688
40,000	MYR	Zero coupon bond to yield 3.464% due 11/13/08	11,572
14,000	MYR	Zero coupon bond to yield 3.468% due 11/25/08	4,046
40,000	MYR	Zero coupon bond to yield, 3.459% due 12/30/08 (f)	11,523
1,450,000	EGP	Egypt Treasury Bills, zero coupon bond to yield 7.553% due 11/25/08	262,620
		Total Sovereign Bonds (Cost — $436,592)	432,447
Repurchase Agreement — 2.6%
1,108,000		Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity - $1,108,038; (Fully collateralized by U.S. government agency obligation, 6.000% due 5/15/11; Market Value - $1,157,533) (Cost - $1,108,000)	1,108,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,544,592)	1,540,447
		TOTAL INVESTMENTS — 97.4% (Cost — $53,539,606#)	42,073,972
		Other Assets in Excess of Liabilities — 2.6%	1,136,743
		TOTAL NET ASSETS — 100.0%	$43,210,715

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2008

(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
GDP	-	Gross Domestic Product
IDR	-	Indonesian Rupiah
MYR	-	Malaysian Ringgit
OJSC	-	Open Joint Stock Company
RUB	-	Russian Ruble

Schedule of Written Options

Notional Par	Security	Expiration Date	Strike Rate	Value
200,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	10/20/08(f)	$0.90	$2,283
200,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	11/20/08(f)	0.90	3,131
200,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	10/20/08(f)	0.90	2,682
200,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	11/20/08(f)	0.90	4,878

	Total Written Options (Premiums Received — $17,500)			$12,974

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.  Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.  If a written call swaption is

Notes to Schedule of Investments (unaudited) (continued)

exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange.  If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.  Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written.  Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.  If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the premium received is added to the basis of the swap agreement entered.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$42,073,972	$431,685	$41,167,568	$474,719
Other Financial Instruments*	4,526	—	4,526	—
Total	$42,078,498	$431,685	$41,172,094	$474,719

* Other financial instruments may include written options, futures, swaps and forward contracts.

IF THERE ARE LEVEL 3 SECURITIES:

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$7
Accrued Premiums/Discounts	(2,846)
Realized Gain (Loss)	7,263
Change in unrealized appreciation (depreciation)	10
Net purchases (sales)	7,089
Transfers in and/or out of Level 3	463,196
Balance as of September 30, 2008	$474,719

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 272,059
Gross unrealized depreciation	(11,737,693)
Net unrealized depreciation	$(11,465,634)

During the period ended September 30, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Written options, outstanding December 31, 2007	—	—
Written options	1,600,000	$36,500
Options closed	—	—
Options expired	(800,000)	(19,000)
Written options, outstanding September 30, 2008	800,000	$17,500

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 25, 2008